Investments - Principal geographic distribution of municipal bonds (Details)	Dec. 31, 2020	Dec. 31, 2019
California
Municipal Bonds
Percentage of municipal bonds carrying value	35.20%	33.30%
Oregon
Municipal Bonds
Percentage of municipal bonds carrying value	11.60%	10.60%
Texas
Municipal Bonds
Percentage of municipal bonds carrying value	10.90%	10.80%
Illinois
Municipal Bonds
Percentage of municipal bonds carrying value	8.70%	8.00%